Inventories	12 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
Inventories	Inventories
Inventories consist of the following components:

	31 March
(Millions of US dollars)	2020	2019
Finished goods	$224.4	$235.0
Work-in-process	8.1	7.3
Raw materials and supplies	87.0	88.8
Provision for obsolete finished goods and raw materials	(14.4)	(13.7)
Total inventories	$305.1	$317.4

As of 31 March 2020 and 2019, US$37.9 million and US$32.9 million, respectively, of the Company’s finished goods inventory balance was held at vendor managed inventory locations.